Investment in Affiliates	12 Months Ended
Dec. 31, 2015
Investment in Affiliates

6. Investment in Affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Kunshan Jingzhao	9,866,531	11,068,436	1,708,672
Kunshan Vantone	4,733,539	5,424,558	837,407
Wanjia Win-Win	35,314,370	51,077,862	7,885,063
Wuhu Bona	837,600	885,264	136,661
Beijing Shengyi	—	1,954,914	301,787
Funds that the Company serves as general partner	171,479,738	255,744,809	39,480,196
-Real estate funds and real estate funds of funds	35,353,199	46,924,414	7,243,881
-Private equity funds of funds	136,038,095	208,778,546	32,229,855
-Other fixed income funds of funds	88,444	41,849	6,460
Total investment in affiliates	222,231,778	326,155,843	50,349,786

In May 2011, Tianjin Gopher injected RMB4.0 million into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest. Kunshan Jingzhao principally engages in real estate fund management business.

In November 2012, Gopher Asset injected RMB3.8 million into Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd (“Kunshan Vantone”), a newly established joint venture, for 15% of the equity interest. Kunshan Vantone principally engages in private equity fund management businesses. The Group considers it has significant influence over Kunshan Vantone due to the level of its participation on the board of directors.

In February 2013, Gopher Asset injected RMB21.0 million into Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”), a newly setup joint venture, for 35% of the equity interest. Wanjia Win-Win principally engages in wealth management plan management business.

In July 2013, Gopher Asset injected RMB0.8 million into Wuhu Bona Film Investment Management Co., Ltd. (“Wuhu Bona”), a newly established joint venture, for 15% of the equity interest. Wuhu Bona principally engages in film private equity fund management businesses. The Group considers it has significant influences over Wuhu Bona due to the level of its participation on the board of directors.

In July 2015, Shanghai Noah Rongyao Investment Consulting Co., Ltd. injected RMB2.7 million into Beijing Shengyi Technology and Art Co., Ltd. (“Beijing Shengyi”), a newly established joint venture, for 25% of the equity interest. Beijing Shengyi principally engages in culture and art business.

Gopher Asset and its subsidiaries invested in private equity funds of funds, real estate funds and real estate funds of funds, and other fixed income funds of funds that the Group serves as general partner or fund manager. Gopher Asset held no more than 1.7% equity interests in these real estate funds and no more than 5.0% equity interest in these real estate funds of funds and private equity funds of funds as a general partner.

The Group accounts for these investments using the equity method of accounting due to the fact that the Company can exercise significant influence on these investees in the capacity of general partner or fund manager. The Group recorded income from equity in affiliates of RMB7,290,800, RMB13,583,865 and RMB21,352,767 for the years ended December 31, 2013, 2014 and 2015, respectively.